Tax-Managed Small-Cap Portfolio
January 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value
Aerospace & Defense — 2.3%
Hexcel Corp.	16,646	$ 1,105,128
Woodward, Inc.	23,738	3,270,384
		$ 4,375,512
Automobile Components — 4.2%
Atmus Filtration Technologies, Inc.(1)	43,182	$ 964,254
Dorman Products, Inc.(1)	66,571	5,419,545
Visteon Corp.(1)	12,376	1,426,829
		$ 7,810,628
Automobiles — 0.6%
Harley-Davidson, Inc.	31,415	$ 1,019,417
		$ 1,019,417
Banks — 6.5%
Commerce Bancshares, Inc.	83,620	$ 4,358,274
Community Bank System, Inc.	47,999	2,196,914
First Financial Bankshares, Inc.	33,182	1,036,274
SouthState Corp.	39,930	3,318,183
Stock Yards Bancorp, Inc.	25,477	1,266,717
		$ 12,176,362
Building Products — 6.0%
AAON, Inc.	35,748	$ 2,508,080
AZEK Co., Inc.(1)	90,278	3,481,120
CSW Industrials, Inc.	14,456	3,058,456
Hayward Holdings, Inc.(1)	77,843	974,594
Janus International Group, Inc.(1)	83,344	1,179,317
		$ 11,201,567
Capital Markets — 3.1%
Cohen & Steers, Inc.	40,159	$ 2,827,997
Stifel Financial Corp.	40,686	2,968,043
		$ 5,796,040
Chemicals — 1.9%
Quaker Chemical Corp.	18,227	$ 3,462,036
		$ 3,462,036
Security	Shares	Value
Commercial Services & Supplies — 1.0%
Rentokil Initial PLC	67,736	$ 1,764,523
		$ 1,764,523
Consumer Staples Distribution & Retail — 3.3%
Casey's General Stores, Inc.	5,967	$ 1,619,205
Chefs' Warehouse, Inc.(1)	35,174	1,119,237
Performance Food Group Co.(1)	47,959	3,485,660
		$ 6,224,102
Containers & Packaging — 2.7%
AptarGroup, Inc.	39,385	$ 5,115,324
		$ 5,115,324
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	7,644	$ 751,023
		$ 751,023
Diversified REITs — 2.6%
Essential Properties Realty Trust, Inc.	194,237	$ 4,838,444
		$ 4,838,444
Electric Utilities — 2.2%
IDACORP, Inc.	43,851	$ 4,059,726
		$ 4,059,726
Financial Services — 1.2%
Euronet Worldwide, Inc.(1)	22,664	$ 2,258,468
		$ 2,258,468
Food Products — 1.6%
J & J Snack Foods Corp.	7,620	$ 1,213,333
Lancaster Colony Corp.	4,689	861,744
Simply Good Foods Co.(1)	25,273	955,319
		$ 3,030,396
Gas Utilities — 1.2%
ONE Gas, Inc.	36,894	$ 2,264,185
		$ 2,264,185
Ground Transportation — 1.5%
Landstar System, Inc.	14,840	$ 2,845,125
		$ 2,845,125
Health Care Equipment & Supplies — 4.0%
Envista Holdings Corp.(1)	101,460	$ 2,384,310

Tax-Managed Small-Cap Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Integer Holdings Corp.(1)	20,452	$ 2,072,197
Neogen Corp.(1)	197,701	3,064,365
		$ 7,520,872
Health Care Providers & Services — 8.5%
Addus HomeCare Corp.(1)	12,975	$ 1,123,635
Agiliti, Inc.(1)	14,025	99,437
Chemed Corp.	9,517	5,641,582
Option Care Health, Inc.(1)	87,594	2,736,437
R1 RCM, Inc.(1)	183,511	1,879,153
U.S. Physical Therapy, Inc.	47,390	4,372,201
		$ 15,852,445
Hotels, Restaurants & Leisure — 4.6%
Aramark	111,037	$ 3,228,956
Texas Roadhouse, Inc.	7,599	955,346
Wyndham Hotels & Resorts, Inc.	56,620	4,412,397
		$ 8,596,699
Industrial REITs — 3.9%
EastGroup Properties, Inc.	20,655	$ 3,664,816
Rexford Industrial Realty, Inc.	16,444	864,790
Terreno Realty Corp.	46,642	2,785,927
		$ 7,315,533
Insurance — 7.0%
AMERISAFE, Inc.	28,060	$ 1,398,510
First American Financial Corp.	14,797	892,999
RLI Corp.	23,812	3,247,242
Selective Insurance Group, Inc.	32,950	3,455,137
White Mountains Insurance Group Ltd.	2,608	4,110,130
		$ 13,104,018
Leisure Products — 0.5%
Brunswick Corp.	10,847	$ 875,136
		$ 875,136
Machinery — 3.2%
Albany International Corp., Class A	27,299	$ 2,427,154
Middleby Corp.(1)	25,649	3,618,304
		$ 6,045,458
Pharmaceuticals — 0.5%
Jazz Pharmaceuticals PLC(1)	7,672	$ 941,508
		$ 941,508
Security	Shares	Value
Professional Services — 4.1%
CBIZ, Inc.(1)	87,378	$ 5,562,483
NV5 Global, Inc.(1)	19,154	2,009,063
		$ 7,571,546
Retail REITs — 1.8%
NETSTREIT Corp.	185,563	$ 3,371,680
		$ 3,371,680
Semiconductors & Semiconductor Equipment — 1.7%
Allegro MicroSystems, Inc.(1)	35,043	$ 909,015
Axcelis Technologies, Inc.(1)	7,434	966,792
Diodes, Inc.(1)	19,961	1,343,775
		$ 3,219,582
Software — 7.1%
Altair Engineering, Inc., Class A(1)	30,776	$ 2,616,575
Clearwater Analytics Holdings, Inc., Class A(1)	82,462	1,554,409
Envestnet, Inc.(1)	63,643	3,252,157
PowerSchool Holdings, Inc., Class A(1)	70,690	1,664,042
Progress Software Corp.	44,923	2,552,076
SPS Commerce, Inc.(1)	9,017	1,657,325
		$ 13,296,584
Specialized REITs — 1.5%
CubeSmart	64,989	$ 2,808,825
		$ 2,808,825
Specialty Retail — 3.9%
Burlington Stores, Inc.(1)	6,046	$ 1,155,693
RH(1)	2,976	754,357
Valvoline, Inc.(1)	145,360	5,304,186
		$ 7,214,236
Textiles, Apparel & Luxury Goods — 0.9%
Steven Madden Ltd.	39,965	$ 1,673,734
		$ 1,673,734
Trading Companies & Distributors — 4.0%
Core & Main, Inc., Class A(1)	146,343	$ 6,045,429
Herc Holdings, Inc.	9,350	1,379,032
		$ 7,424,461
Total Common Stocks (identified cost $147,672,460)		$185,825,195

Tax-Managed Small-Cap Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(2)	1,724,243	$ 1,724,243
Total Short-Term Investments (identified cost $1,724,243)		$ 1,724,243
Total Investments — 100.4% (identified cost $149,396,703)		$187,549,438
Other Assets, Less Liabilities — (0.4)%		$ (802,566)
Net Assets — 100.0%		$186,746,872
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
Abbreviations:
REITs	– Real Estate Investment Trusts
The Portfolio did not have any open derivative instruments at January 31, 2024.
Affiliated Investments
At January 31, 2024, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $1,724,243, which represents 0.9% of the Portfolio’s net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,508,206	$8,007,375	$(7,791,338)	$ —	$ —	$1,724,243	$18,917	1,724,243
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Small-Cap Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$185,825,195*	$ —	$ —	$185,825,195
Short-Term Investments	1,724,243	—	—	1,724,243
Total Investments	$187,549,438	$ —	$ —	$187,549,438
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.
4